Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income (loss) per share - basic and diluted – continuing operations (in Dollars per share)	$ 0.0001	$ (0.037)	$ (0.031)	$ (0.262)	$ (0.39)	$ (0.001)
Net income per share – basic and diluted – discontinued operations (in Dollars per share)	$ (0.002)	$ 0.007	$ (0.003)	$ 0.040	$ 0.04	$ 0.007
Weighted Average Shares Outstanding - basic and diluted (in Shares) (in Shares)	500,173,946	159,448,204	318,558,213	131,863,780	139,061,084	75,540,013